Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST V
CIK	dei_EntityCentralIndexKey	0001341256
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2023
Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2023
Prospectus Date	rr_ProspectusDate	Dec. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Pioneer High Income Municipal Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMAX
Pioneer High Income Municipal Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HICMX
Pioneer High Income Municipal Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMYX
Pioneer Global Equity Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLOSX
Pioneer Global Equity Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSLX
Pioneer Global Equity Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGSYX